SUBSEQUENT EVENTS (Tables)	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENTS

The following table sets forth by level, within the fair value hierarchy, the Company’s assets at fair value as of September 30, 2025:

	Fair Value of September 30, 2025
	Level 1	Level 2	Level 3	Total
Money market funds	$-	$24,940	$-	$24,940
Common stock and Mutual funds	1,918,995	-	-	1,918,995
TOTAL INVESTMENTS AT FAIR VALUE	$1,918,995	$24,940	$-	$1,943,935